Goodwill and Other Intangible Assets and Liabilities - Estimated Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Estimated future amortization expense:
2022	$ 34,699
2023	30,094
2024	20,580
2025	11,720
2026	11,367
Thereafter	37,332
Net	$ 145,792	$ 72,148